Note 13 - Related Parties (Details) - Related Party Transactions - Dec. 31, 2014 - IBS Capital LLC [Member] - USD ($)	Total
The IBS Turnaround Fund (LP) (A Limited Partnership) [Member]
Related Party Transaction [Line Items]
Investment	$ 531,960
OID/Discount (in Dollars per share)	$ 0.66
Principal	$ 806,000
Shares Issuable @0.92, excluding interest (in Shares)	876,087
The IBS Turnaround Fund (QP) (A Limited Partnership) [Member]
Related Party Transaction [Line Items]
Investment	$ 1,118,040
OID/Discount (in Dollars per share)	$ 0.66
Principal	$ 1,694,000
Shares Issuable @0.92, excluding interest (in Shares)	1,841,304
The IBS Opportunity Fund Ltd. [Member]
Related Party Transaction [Line Items]
Investment	$ 350,000
OID/Discount (in Dollars per share)	$ 0.66
Principal	$ 530,303
Shares Issuable @0.92, excluding interest (in Shares)	576,416
Investment	$ 2,000,000
Principal	$ 3,030,303
Shares Issuable @0.92, excluding interest (in Shares)	3,293,807